UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        November 13, 2007
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      $117,886 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.    OTH  VOTING
                         OF                  X1000                 DISC.   ER   AUTH
                         CLASS                                             MGR
                                                                                   SOLE
AAR CORP-W/RTS TO PUR    COMMON   000361105  2,294       75,600    Sole         75,600
C/ST
ANNTAYLOR STORES CORP    COMMON   036115103  3,167       100,000   Sole         100,000
ARIBA INC NEW            OTC EQ   04033V203  1,514       140,400   Sole         140,400
ON ASSIGNMENT INC        OTC EQ   682159108  2,262       242,200   Sole         242,200
ASPEN TECHNOLOGY INC     OTC EQ   045327103  1,833       128,000   Sole         128,000
BLACK BOX CORP-DEL       OTC EQ   091826107  3,079       72,000    Sole         72,000
BELL MICROPRODUCTS INC   OTC EQ   078137106  2,324       373,600   Sole         373,600
GENERAL CABLE CORP-DEL   COMMON   369300108  2,027       30,200    Sole         30,200
NEW
BENCHMARK ELECTRONICS    COMMON   08160H101  3,318       139,000   Sole         139,000
INC
CROWN HOLDINGS INC       COMMON   228368106  1,548       68,000    Sole         68,000
CELANESE CORP SER A      COMMON   150870103  5,044       129,400   Sole         129,400
COLUMBUS MCKINNON CORP-  OTC EQ   199333105  871         35,000    Sole         35,000
N.Y
CRANE CO                 COMMON   224399105  4,903       102,200   Sole         102,200
CARRIAGE SERVICES INC-   COMMON   143905107  1,623       200,100   Sole         200,100
CL A
DAKTRONICS INC           OTC EQ   234264109  2,983       109,600   Sole         109,600
DYCOM INDUSTRIES INC     COMMON   267475101  1,519       49,600    Sole         49,600
FOUNDRY NETWORKS INC     OTC EQ   35063R100  3,510       197,500   Sole         197,500
HANESBRANDS INC          COMMON   410345102  3,073       109,500   Sole         109,500
HORIZON LINES INC CL A   COMMON   44044K101  4,457       146,000   Sole         146,000
INTERVOICE-BRITE INC     OTC EQ   461142101  3,260       347,200   Sole         347,200
INVITROGEN CORP          OTC EQ   46185R100  4,569       55,900    Sole         55,900
JDA SOFTWARE GROUP INC   OTC EQ   46612K108  4,080       197,500   Sole         197,500
LADISH CO INC NEW        OTC EQ   505754200  1,561       28,145    Sole         28,145
MILLIPORE CORP           COMMON   601073109  3,176       41,900    Sole         41,900
PERKINELMER INC          COMMON   714046109  5,334       182,600   Sole         182,600
PMC-SIERRA INC           OTC EQ   69344F106  4,581       546,000   Sole         546,000
POWER INTEGRATIONS INC   OTC EQ   739276103  3,381       113,800   Sole         113,800
SERVICE CORP INTL        COMMON   817565104  3,896       302,000   Sole         302,000
SILICON LABORATORIES     OTC EQ   826919102  4,614       110,500   Sole         110,500
INC
SEMTECH CORP             OTC EQ   816850101  3,379       165,000   Sole         165,000
SUPERTEX INC             OTC EQ   868532102  4,566       114,500   Sole         114,500
THOMAS & BETTS CORP      COMMON   884315102  3,694       63,000    Sole         63,000
TRW AUTOMOTIVE HOLDINGS  COMMON   87264S106  3,833       121,000   Sole         121,000
IN
UTI WORLDWIDE INC        OTC EQ   G87210103  3,537       153,900   Sole         153,900
VALUEVISION              OTC EQ   92047K107  1,482       200,000   Sole         200,000
INTERNATIONAL
WARNACO GROUP INC        OTC EQ   934390402  2,192       56,100    Sole         56,100
SECTOR SPDR TRUST        COMMON   81369Y605  3,775       110,000   Sole         110,000
ZEBRA TECHNOLOGIES CORP- OTC EQ   989207105  1,627       44,600    Sole         44,600
CL




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